SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2013
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

6. SHORT-TERM INVESTMENTS

        Short-term investments as of December 31, 2013 comprised the following:

Type of investment	Annual interest rate	Maturity date	Amount
Deposits	4.2 - 14.0%	February 2014 - July 2014	5,377
Deposits at MTS Bank (related party) (Note 22)	8.7%	June 2014	5,081
Mutual investment fund "Reservnyi", managed by "DIK" (related parties) (Note 22)	—	Upon request	4,154
Other			21

Total short-term investments			14,633

        Short-term investments as of December 31, 2012 comprised the following:

Type of investment	Annual interest rate	Maturity date	Amount
Deposits	4.1 - 9.0%	January - June 2013	4,034

Total short-term investments			4,034

        The Group considers credit risk for short-term investments to be low.